Commitments and Contingencies (Details) - Schedule of operating leases for minimum rentals	Sep. 30, 2022 USD ($)
Schedule of Operating Leases For Minimum Rentals [Abstract]
2023	$ 648,260
2024	472,978
2025	338,830
2026	204,681
2027	204,681
Thereafter	324,079
Total	$ 2,193,509